Borrowings - Maturities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Within 1 year	¥ 7,682,190	¥ 4,940,310
Between 1 to 2 years	838,000	142,625
Between 2 to 3 years	188,119	7,300
Between 3 to 4 years	18,302
Total	¥ 8,726,611	¥ 5,090,235